FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Interest rate caps of US$ LIBOR debt	$4,872	2.3% - 4.2%	Jul. 2018 - Dec. 2020	$3
	Interest rate swaps of US$ LIBOR debt	1,694	0.7% - 2.7%	Sep. 2018 - Mar. 2022	5
	Interest rate caps of £ LIBOR debt	945	1.3% - 2.0%	Dec. 2019 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	69	1.5%	Apr. 2020	(1)
	Interest rate swaps of € EURIBOR debt	118	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	183	3.0%	Oct. 2020 - Oct. 2022	1
	Interest rate swaps of C$ LIBOR debt	38	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(154)
Dec. 31, 2017	Interest rate caps of US$ LIBOR debt	$1,958	2.3% - 3.5%	May 2018 - Oct. 2020	$1
	Interest rate swaps of US$ LIBOR debt	1,692	0.7% - 2.2%	Jun. 2018 - Mar. 2022	19
	Interest rate caps of £ LIBOR debt	452	1.3%	Dec. 2019	—
	Interest rate swaps of £ LIBOR debt	71	1.5%	Apr. 2020	1
	Interest rate swaps of C$ LIBOR debt	50	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2029	(13)
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Net investment hedges		€322	€0.78/$ - €0.84/$	Sep. 2018 - Aug. 2019	$21
	Net investment hedges		£3,556	£0.69/$ - £0.76/$	Jul. 2018 - Oct. 2019	110
	Net investment hedges	A$	687	A$1.27/$ - A$1.36/$	Jul. 2018 - Sep. 2019	14
	Net investment hedges	C¥	1,171	C¥6.34/$ - C¥7.01/$	Jul. 2018 - Jun. 2019	(3)
	Net investment hedges	C$	118	C$1.31/$	Oct. 2018 - Dec. 2018	4
	Net investment hedges	₩	616,289	₩1,106.90/$ - ₩1,113.04/$	Aug. 2018 - Jan. 2019	—
	Net investment hedges	Rs	19,834	Rs67.44/$ - Rs68.37/$	Feb. 2019 - May 2019	14
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	—
Dec. 31, 2017	Net investment hedges		€191	€0.83/$ - €0.92/$	Jan. 2018 - Dec. 2018	$(7)
	Net investment hedges		£2,923	£0.73/$ - £0.81/$	Jan. 2018 - Jan. 2019	(237)
	Net investment hedges	A$	768	A$1.26/$ - A$1.38/$	Jan. 2018 - Feb. 2019	(21)
	Net investment hedges	C¥	1,165	C¥6.71/$ - C¥7.09/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges	C$	127	C$1.25/$ - C$1.26/$	Oct. 2018 - Dec. 2018	—
	Cash flow hedges	C$	150	C$1.27/$	Apr. 2018	1
	Net investment hedges	₩	616,289	₩1,084.95/$ - ₩1,127.75/$	Aug. 2018 - Jan. 2019	(26)
	Cash flow hedges	Rs	771	Rs65.24/$	Mar. 2018	—

Disclosure of other derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2018	Interest rate caps	$4,222	2.8% - 4.7%	Oct. 2018 - May 2020	$—
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.0%	Nov. 2018 - Jun. 2030	(10)
	Interest rate swaps of US$ LIBOR debt	1,489	1.4% - 2.7%	Sep. 2018 - Nov. 2020	(1)
	Interest rate swaptions	335	1.0%	Nov. 2018 - Nov. 2018	(1)
Dec. 31, 2017	Interest rate caps	$5,351	2.5% - 5.8%	Jan. 2018 - Oct. 2020	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	1.9% - 6.0%	Jun. 2028 - Dec. 2029	(194)
	Interest rate swaps of US$ LIBOR debt	1,050	1.4% - 1.6%	Sep. 2018 - Nov. 2020	10
	Interest rate swaptions	560	1.0%	Jun. 2018 - Nov. 2018	—

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$521	$521	$517	$517
Loans and notes receivable	Amortized cost	207	207	185	185
Other non-current assets
Securities - FVTPL	FVTPL	238	238	174	174
Derivative assets	FVTPL	38	38	48	48
Securities - FVTOCI	FVTOCI	150	150	150	150
Restricted cash	Amortized cost	133	133	153	153
Current assets
Derivative assets	FVTPL	247	247	37	37
Accounts receivable(1)	Amortized cost	491	491	536	536
Restricted cash	Amortized cost	249	249	237	237
Cash and cash equivalents	Amortized cost	1,600	1,600	1,491	1,491
Total financial assets		$3,874	$3,874	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$40,258	$40,611	$37,991	$38,726
Capital securities	Amortized cost	3,424	3,430	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	845	845	813	813
Other non-current liabilities
Loan payable	FVTPL	27	27	23	23
Accounts payable	Amortized cost	507	507	517	517
Derivative liabilities	FVTPL	95	95	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,068	3,068	2,614	2,614
Derivative liabilities	FVTPL	182	182	399	399
Total financial liabilities		$48,406	$48,765	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $34 million and $105 million as of June 30, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $907 million and $1,107 million as of June 30, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $17 million and $209 million as of June 30, 2018 and December 31, 2017, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$521	$521	$517	$517
Loans and notes receivable	Amortized cost	207	207	185	185
Other non-current assets
Securities - FVTPL	FVTPL	238	238	174	174
Derivative assets	FVTPL	38	38	48	48
Securities - FVTOCI	FVTOCI	150	150	150	150
Restricted cash	Amortized cost	133	133	153	153
Current assets
Derivative assets	FVTPL	247	247	37	37
Accounts receivable(1)	Amortized cost	491	491	536	536
Restricted cash	Amortized cost	249	249	237	237
Cash and cash equivalents	Amortized cost	1,600	1,600	1,491	1,491
Total financial assets		$3,874	$3,874	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$40,258	$40,611	$37,991	$38,726
Capital securities	Amortized cost	3,424	3,430	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	845	845	813	813
Other non-current liabilities
Loan payable	FVTPL	27	27	23	23
Accounts payable	Amortized cost	507	507	517	517
Derivative liabilities	FVTPL	95	95	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,068	3,068	2,614	2,614
Derivative liabilities	FVTPL	182	182	399	399
Total financial liabilities		$48,406	$48,765	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $34 million and $105 million as of June 30, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $907 million and $1,107 million as of June 30, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $17 million and $209 million as of June 30, 2018 and December 31, 2017, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2017:

	Jun. 30, 2018				Dec. 31, 2017
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$13,964	$904	$—	$—	$14,259	$568
Canada	—	—	4,140	103	—	—	4,493	104
Australia	—	—	2,407	51	—	—	2,472	8
Europe	—	—	126	1,176	—	—	120	920
Brazil	—	—	291	—	—	—	327	—
Opportunistic
Opportunistic Office(1)	—	—	6,529	477	—	—	6,044	231
Opportunistic Retail	—	—	3,346	6	—	—	3,406	6
Industrial	—	—	1,969	633	—	—	1,409	533
Multifamily	—	—	4,141	—	—	—	3,925	—
Triple Net Lease	—	—	4,876	—	—	—	4,804	—
Self-storage	—	—	748	79	—	—	1,796	58
Student Housing	—	—	1,930	369	—	—	1,204	149
Manufactured Housing	—	—	2,320	—	—	—	2,206	—
Mixed-Use(1)	—	—	2,460	—	—	—	2,315	—
Total	$—	$—	$49,247	$3,798	$—	$—	$48,780	$2,577

(1)
During the second quarter of 2018, the commercial properties for International Finance Center Seoul (“IFC”) are being reported under the mixed-use sector. The valuation metrics for opportunistic office have been updated for both periods presented.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2018, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2018
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$830
Canada	215
Australia	150
Brazil	35
Opportunistic
Opportunistic Office	289
Opportunistic Retail	129
Industrial	91
Mixed-use	121
Multifamily	205
Triple Net Lease	169
Self-storage	58
Student Housing	59
Manufactured Housing	102
Total	$2,453
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2018 and December 31, 2017:

	Jun. 30, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$835	$836	$1,605	$821
Acquisitions	83	—	144	49
Dispositions	(6)	(2)	(986)	(4)
Fair value gains, net and OCI	(1)	38	(216)	(30)
Other	—	—	(14)	—
Balance, end of period	$911	$872	$533	$836
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$521	$521	$—	$—	$209	$209
Securities - FVTPL	—	5	240	245	—	—	174	174
Securities - FVTOCI	—	—	150	150	—	—	150	150
Derivative assets	—	285	—	285	—	85	—	85
Total financial assets	$—	$290	$911	$1,201	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$845	$845	$—	$—	$813	$813
Derivative liabilities	—	277	—	277	—	559	—	559
Loan payable	—	—	27	27	—	—	23	23
Total financial liabilities	$—	$277	$872	$1,149	$—	$559	$836	$1,395

Disclosure of fair value measurement of liabilities
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$521	$521	$—	$—	$209	$209
Securities - FVTPL	—	5	240	245	—	—	174	174
Securities - FVTOCI	—	—	150	150	—	—	150	150
Derivative assets	—	285	—	285	—	85	—	85
Total financial assets	$—	$290	$911	$1,201	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$845	$845	$—	$—	$813	$813
Derivative liabilities	—	277	—	277	—	559	—	559
Loan payable	—	—	27	27	—	—	23	23
Total financial liabilities	$—	$277	$872	$1,149	$—	$559	$836	$1,395
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2018 and December 31, 2017:

	Jun. 30, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$835	$836	$1,605	$821
Acquisitions	83	—	144	49
Dispositions	(6)	(2)	(986)	(4)
Fair value gains, net and OCI	(1)	38	(216)	(30)
Other	—	—	(14)	—
Balance, end of period	$911	$872	$533	$836